Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Level 3 market values for financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2029	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period		€ 96,592
Assets at end of period		106,303
Operating segments [member] | Telecom activities, operating segment [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period		91,238
Assets at end of period		101,454
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Assets at beginning of period		221
Gains (losses) taken to other comprehensive income		15
Acquisition (sale) of securities		47
Transfer to one level to another		(82)
Other	€ (2)
Assets at end of period		€ 198